Major Vendors (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Purchase	$ 3,730,772	$ 2,545,014
Accounts payable	912,729	2,032,974
Vendor A [Member]
Purchase	2,143,550	895,014
Accounts payable	658,200	382,974
Vendor B [Member]
Purchase	1,587,222	1,650,000
Accounts payable	$ 254,529	$ 1,650,000